Investments in associate (Narrative) (Details) - CAD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2024	Jul. 29, 2024	Jan. 17, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Gain on debt settlement of Visla Royalties Corp.				$ 321,862	$ 0
Distribution to shareholders				6,669,084
Addition of an associate				6,911,174	0
Gain on spin out of of Visla Royalties Corp.				13,749,421	0
Loss in share of associate				$ (493,423)	0
Spin out of Vizsla Royalties Corp. [Member]
Disclosure of detailed information about intangible assets [line items]
Description of share distribution			Shareholders received one new Vizsla Silver share and 0.3333 Spinco shares for each Vizsla Silver share held as of June 21, 2024.
Loan amount	$ 3,500,000
Number of shares retained			83,000,000
Amount of cash received			$ 470,081
Number of Spinco shares received			32,186,240
Shares received offset value per share			$ 0.06
Loan amount			$ 2,079,393
Gain on debt settlement of Visla Royalties Corp.			$ 321,862
Number of shares increase in total holdings			115,186,240
Proceeds from issuing other equity instruments		$ 5,000,000
Consolidated common shares ratio, description	Spinco consolidated its common shares at a 10-to-1 ratio, as approved by the Board
Distribution of capital, shares		80,493,651
Distribution of capital, warrants		80,493,651
Gain In derecognition of investment		$ 11,649,084
Distribution to shareholders		$ 6,669,084
Dividends paid per share		$ 0.06
Gain on disposal of assets and liabilities	$ 2,100,337
Gain on disposal of Spinco assets	248,181
Gain on disposal of Spinco Liabilities	2,348,518
Distribution of capital, shares value		$ 4,829,619
Distribution of capital, warrants value		1,839,465
Retained interest in subsidiary, fair value		$ 4,980,000
Retained interest in subsidiary, number of shares		83,000,000
Gain on spin out of of Visla Royalties Corp.	$ 13,749,421
Holding interest rate percentage				32.89%
Loss in share of associate				$ 493,423	$ 0